PROSPECTUS SUPPLEMENT

May 1, 2020

For

Flexible Solutions® VUL III

Issued by

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC. (GIAC)

The following supplemental information should be read in conjunction with the Prospectus dated May 1, 2019 and supplement dated May 1, 2020 for Flexible Solutions® VUL III issued through The Guardian Separate Account N.

The information below regarding your allocation options replaces the chart of variable investment options in your prospectus, as amended, in the section entitled “Your Allocation Options — The Variable Investment Options.”

The following is a list of Funds available under the contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at http://prospectuses.guardianlife.com/GuardianLife/ProspectusesandFinancialReports/. You can also request this information at no cost by calling the Customer Service Office Contact Center at 1-888- GUARDIAN (1-888-482-7342) or by sending an email request to GIAC_CRU@glic.com. Depending on the optional benefits you choose, you may not be able to invest in certain Funds.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
Long-term growth of capital.	AB VPS Growth and Income Portfolio (Class B) AllianceBernstein, L.P.	0.87%	2.47%	9.46%	11.29%
Long-term growth of capital.	AB VPS Large Cap Growth Portfolio (Class B) AllianceBernstein, L.P.	0.92%	35.15%	20.15%	17.14%
Long-term capital growth with income as a secondary objective.	American Century VP Mid Cap Value Fund (Class II) American Century Investment Management, Inc.	1.00%	1.11%	9.20%	10.28%
Long-term capital appreciation.	Columbia Variable Portfolio - Small Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC	1.13%	8.59%	10.22%	8.19%
Long-term growth of capital.	Davis Financial Portfolio Davis Selected Advisers, LP Davis Selected Advisers- NY, Inc.	0.73%	-5.99%	7.95%	9.25%
Total return through a combination of growth and income.	Davis Real Estate Portfolio Davis Selected Advisers, LP Davis Selected Advisers- NY, Inc.	1.00%	-8.08%	5.49%	7.87%
Seeks long-term capital appreciation	Fidelity VIP Contrafund® Portfolio (Service Class 2) Fidelity Management & Research Company and its affiliates FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.	0.86%	30.23%	15.90%	13.23%
Seeks reasonable income. The fund will also consider the potential for capital appreciation	Fidelity VIP Equity-Income Portfolio (Service Class 2) Fidelity Management & Research Company and its affiliates FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.	0.78%	6.44%	10.41%	9.89%

Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity VIP Government Money Market Portfolio (Service Class 2) Fidelity Management & Research Company and its affiliates Fidelity Investments Money Management, Inc. and other investment advisers serve as sub-advisers for the fund.	0.49%	0.24%	0.77%	0.39%
Seeks to provide capital growth.	Fidelity VIP Growth Opportunities Portfolio (Service Class 2) Fidelity Management & Research Company and its affiliates FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.	0.89%	68.23%	28.92%	21.53%
The fund seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity VIP Index 500 Portfolio (Initial) Fidelity Management & Research Company and its affiliates Geode Capital Management, LLC and FMR Co., Inc. (FMRC) serve as sub-advisers for the fund. Geode	0.10%	18.24%	15.09%	13.78%
Seeks long-term growth of capital.	Fidelity VIP Mid Cap Portfolio (Service Class 2) Fidelity Management & Research Company and its affiliates FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.	0.87%	17.87%	10.79%	9.22%
Seeks capital growth.	Invesco V.I. American Franchise Fund (Series II) Invesco Advisers, Inc.	1.11%	42.00%	19.26%	15.03%
Long-term growth of capital.	Invesco V.I. Core Equity Fund (Series II) Invesco Advisers, Inc.	1.06%	13.57%	10.40%	9.28%
Seeks both capital appreciation and current income.	Invesco V.I. Equity and Income Fund (Series II ) formerly Invesco V.I. Managed Volatility Fund (Series II) Invesco Advisers, Inc.[1]	0.82%	9.65%	8.61%	8.29%
To seek to provide growth of capital.	Ivy VIP Mid Cap Growth Class II Ivy Investment Management Company	1.10%	49.00%	22.57%	15.22%
Seeks long-term growth of capital.	Janus Henderson Enterprise Portfolio (Service Shares) Janus Capital Management LLC	0.97%	19.18%	17.92%	14.97%
Seeks long-term growth of capital.	Janus Henderson Forty Portfolio (Service Shares) Janus Capital Management LLC	1.01%	39.03%	20.73%	16.73%
Seeks long-term growth of capital.	Janus Henderson Research Portfolio (Service Shares) Janus Capital Management LLC	0.85%	32.58%	17.38%	14.38%
Seeks capital appreciation.	MFS® Growth Series (Service Class) Massachusetts Financial Services Company	0.98%	31.54%	19.98%	16.50%
Seeks capital appreciation.	MFS® Investors Trust Series (Service Class) Massachusetts Financial Services Company	1.04%	13.60%	13.38%	12.22%
Seeks capital appreciation.	MFS® New Discovery Series (Service Class) Massachusetts Financial Services Company	1.12%	45.58%	22.68%	14.41%
Seeks capital appreciation.	MFS® Research Series (Service Class) Massachusetts Financial Services Company	1.04%	16.31%	14.45%	12.77%
Seeks total return.	MFS® Total Return Series (Service Class) Massachusetts Financial Services Company	0.86%	9.52%	8.58%	8.07%
The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Total Return Portfolio (Advisor Class) PIMCO	0.79%	8.54%	4.65%	3.83%
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Effective April 30, 2021, pursuant to Board and Shareholder approval, Invesco V.I. Managed Volatility Fund (Series II) was merged into Invesco V.I. Equity and Income Fund (Series II), which is now an investment option under the policy. Invesco V.I. Managed Volatility Fund (Series II) is no longer an investment option under the contract.

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Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
Current income and long-term growth of capital.	Pioneer Equity Income VCT Portfolio (Class II) Amundi Pioneer Asset Management, Inc	1.05%	-0.26%	9.42%	10.26%
Seeks capital appreciation.	Putnam VT Multi-Cap Core Fund IB Putnam Investment Management, LLC Putnam Investments Limited	0.92%	17.27%	14.44%	13.20%
Seeks long-term capital growth.	Templeton Foreign VIP Fund (Class 2 Shares) Templeton Investment Counsel, LLC	1.11%	-1.16%	3.30%	2.42%
To seek current income. Capital appreciation is a secondary objective.	Victory High Yield VIP Series Victory Capital Management Inc. Park Avenue Institutional Advisers LLC	0.89%	7.92%	9.75%	6.76%
To seek a high level of current income and capital appreciation without undue risk to principal.	Victory INCORE Investment Quality Bond VIP Series Victory Capital Management Inc.	0.56%	8.35%	4.62%	4.05%
A high level of current income consistent with preservation of capital.	Victory INCORE Low Duration Bond VIP Series Victory Capital Management Inc.	0.53%	4.33%	2.56%	1.94%
Long-term capital appreciation.	Victory RS International VIP Series Victory Capital Management Inc.	0.93%	6.24%	8.27%	5.96%
Long-term capital growth.	Victory RS Small Cap Growth Equity VIP Series Victory Capital Management Inc.	0.88%	38.06%	19.77%	16.55%
Long-term capital appreciation.	Victory Sophus Emerging Markets VIP Series Victory Capital Management Inc.	1.35%	16.17%	13.06%	3.01%

Except as set forth herein, all other provisions of the prospectus and supplement noted above shall remain unchanged.

THIS PROSPECTUS SUPPLEMENT SHOULD BE RETAINED FOR FUTURE REFERENCE.

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